SHARE-BASED COMPENSATION - Schedules of Employee Service Share-Based Compensation, Allocation of Recognized Period Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016	Nov. 01, 2015
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized [Abstract]
Allocated share-based compensation expense	$ 10.2	$ 10.9	$ 9.4
Unrecognized compensation cost related to stock option share-based compensation arrangements	11.5
Cost of goods sold
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized [Abstract]
Allocated share-based compensation expense	1.0	1.1	1.1
Engineering, selling, general and administrative
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized [Abstract]
Allocated share-based compensation expense	9.2	$ 9.8	$ 8.3
Employee stock options
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized [Abstract]
Employee service share-based compensation, nonvested awards, compensation not yet recognized, stock options	$ 0.0
Weighted Average Remaining Years	10 months
Time-based restricted stock
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized [Abstract]
Employee service share-based compensation, nonvested awards, compensation not yet recognized, share-based awards other than options	$ 4.8
Weighted Average Remaining Years	1 year 277 days
Performance- and market-based restricted stock
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized [Abstract]
Employee service share-based compensation, nonvested awards, compensation not yet recognized, share-based awards other than options	$ 6.7
Weighted Average Remaining Years	1 year 255 days